Exhibit 99.1

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-22	30/360 Days	30	Collection Period Start	1-Mar-22
Distribution Date	15-Apr-22	Actual/360 Days	31	Collection Period End	31-Mar-22
				Prior Month Settlement Date	15-Mar-22
				Current Month Settlement Date	15-Apr-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,378,201,975.60	283,662,657.74	263,487,501.91	0.202358
Yield Supplement Overcollaterization		76,117,803.63	7,440,780.63	6,643,728.35
Total Adjusted Pool Balance		1,302,084,171.97	276,221,877.11	256,843,773.56
Total Adjusted Securities		1,302,084,171.97	276,221,877.11	256,843,773.56	0.197256
Class A-1 Notes	2.49668%	268,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.56000%	438,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.39657%	0.00	0.00	0.00	0.000000
Class A-3 Notes	2.50000%	438,000,000.00	118,137,705.14	98,759,601.59	0.225479
Class A-4 Notes	2.54000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	52,084,171.97	52,084,171.97	52,084,171.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	19,378,103.55	246,120.22	44.2422455	0.5619183
Class A-4 Notes	0.00	224,366.67	—	2.1166667
Certificates	0.00	0.00	—	—

Total Securities	19,378,103.55	470,486.89

I. COLLECTIONS

Interest:
Interest Collections				798,223.26
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				798,223.26
Principal:
Principal Collections				19,911,136.83
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				19,911,136.83
Recoveries of Defaulted Receivables				138,584.18

Total Collections				20,847,944.27

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			28,954	276,221,877.11
Total Principal Payment				19,378,103.55

			28,106	256,843,773.56

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	20,847,944.27
Reserve Account Draw	0.00
Total Available for Distribution	20,847,944.27
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	236,385.55
Servicing Fee Paid	236,385.55
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	246,120.22
Class A-3 Notes Monthly Interest Paid	246,120.22
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	224,366.67
Class A-4 Notes Monthly Interest Paid	224,366.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		470,486.89
Total Note Monthly Interest Paid		470,486.89
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		20,141,071.83
4. Total Monthly Principal Paid on the Notes		19,378,103.55
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		19,378,103.55
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		762,968.28
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		762,968.28

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,210.43
Required Reserve Account Amount		3,255,210.43
Beginning Reserve Account Balance		3,255,210.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,210.43
Required Reserve Account Amount for Next Period		3,255,210.43

VI. POOL STATISTICS

Weighted Average Coupon		3.44%
Weighted Average Remaining Maturity		24.11

	Amount	Number
Principal on Defaulted Receivables	264,019.00	16
Principal Recoveries of Defaulted Receivables	138,584.18

Monthly Net Losses	125,434.82
Pool Balance at Beginning of Collection Period	283,662,657.74
Net Loss Ratio for Third Preceding Collection Period	-0.31%
Net Loss Ratio for Second Preceding Collection Period	0.02%
Net Loss Ratio for Preceding Collection Period	0.29%
Net Loss Ratio for Current Collection Period	0.53%
Four-Month Average Net Loss Ratio	0.13%
Cumulative Net Losses for all Periods	12,138,889.53

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,058,293.11	159	0.78%
61-90 Days Delinquent	463,522.77	34	0.18%
91-120 Days Delinquent	119,057.08	10	0.05%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,640,872.96	203	1.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.23%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.19%
Delinquency Ratio for Preceding Collection Period	0.27%	0.19%
Delinquency Ratio for Current Collection Period	0.22%	0.16%
Four-Month Average Delinquency Ratio	0.25%	0.17%
60 Day Delinquent Receivables	582,579.85
Delinquency Percentage	0.22%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,108,331.24
Number of Extensions	79

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO